Segment Information - Net Sales Including Net Sales of Discontinued Operations by Geographic Area (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenue From External Customers By Geographic Area [Line Items]
Net sales	$ 78,020,855	$ 65,615,028	$ 81,083,384
Australia [Member]
Revenue From External Customers By Geographic Area [Line Items]
Net sales	330,873	307,996	533,077
Europe [Member]
Revenue From External Customers By Geographic Area [Line Items]
Net sales	65,976	139,694	326,298
North America [Member]
Revenue From External Customers By Geographic Area [Line Items]
Net sales	41,429	23,735	49,423
Asia [Member]
Revenue From External Customers By Geographic Area [Line Items]
Net sales	77,391,698	$ 65,143,603	$ 80,174,586
Other Regions [Member]
Revenue From External Customers By Geographic Area [Line Items]
Net sales	$ 190,879